Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Diluted net (loss) income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.20
Class A Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Diluted net (loss) income per share	(0.36)		(0.05)
Class B Ordinary Shares [Member]
Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share (Parentheticals) [Line Items]
Diluted net (loss) income per share	$ (0.36)	$ 0.06	$ (0.05)	$ 0.19	$ 0.27	$ 0.20